SIGNIFICANT ACCOUNTING POLICIES - MORTGAGES REAL ESTATE (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial Real Estate Portfolio Segment [Member]
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Nonaccrual Mortgage Loans on Real Estate, Net	$ 0	$ 52
Agricultural Real Estate Portfolio Segment [Member]
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Nonaccrual Mortgage Loans on Real Estate, Net	$ 2	$ 5